Note 12 - Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
(US dollars in thousands)	Computer Equipment	Motor Vehicles	Plant & Equipment	Leasehold improvement	Fixtures and Fittings	Total
Cost
At April 1, 2016	3	-	-	-	-	3
Additions	34	44	16	-	-	94
Acquisition	488	1,588	1,876	156	11	4,119
At March 31 , 2017	525	1,632	1,892	156	11	4,216
Foreign exchange	3	10	12	1	-	26
Additions	121	437	537	4	2	1,101
Disposals	(7)	(82)	(921)	-	-	(1,010)
At March 31, 201 8	642	1,997	1,520	161	13	4,333
(US dollars in thousands)	Computer Equipment	Motor Vehicles	Plant & Equipment	Leasehold improvement	Fixtures and Fittings	Total
Depreciation
At April 1, 2016	-	-	-	-	-	-
Additions	24	45	31	3	-	103
Acquisition	303	982	619	38	8	1.950
At March 31, 2017	327	1,027	650	41	8	2,053
Foreign exchange	2	6	4	-	-	12
Charge for the year	97	203	107	12	1	420
Disposals	(4)	(63)	-	-	-	(67)
At March 31, 201 8	422	1,173	761	53	9	2,418

Net book value
At April 1, 2016	3	-	-	-	-	3
At March 31, 2017	198	605	1,242	115	3	2,163
At March 31, 201 8	220	824	759	108	4	1,915